Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
NOTE 9 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that
the unaudited condensed consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
On October 27, 2023, the Company filed the Form
S-4
registration statement in connection with the business combination with Zapata Computing, Inc. Additional information regarding the Company’s business combination with Zapata Computing, Inc., including risk factors regarding the proposed business combination, is included in the registration statement on Form S-4 filed by the Company with the SEC on October 27, 2023.
On November 1, 2023, the Company was advanced $300,000 on the Notes. The cumulative cash advanced under the Notes as of this filing was $2,673,952.
On December 19, 2023, the Company and Zapata Computing, Inc. entered into a purchase agreement with Lincoln Park Capital Fund, LLC (“Lincoln Park”) pursuant to which Lincoln Park has agreed to purchase from the company surviving the transactions contemplated by the Business Combination Agreement (the “Purchase Agreement” and the “Surviving Company,” respectively), at the option of the Surviving Company, up to $75,000,000 of shares of New Company Common Stock from time to time over a 36-month period. The Purchase Agreement is subject to certain limitations including, but not limited to, the filing and effectiveness of a registration statement covering shares of New Company Common Stock that are issuable to Lincoln Park under the Purchase Agreement (the “Lincoln Park Registration Statement”). In connection with the Purchase

Agreement, the SPAC and Zapata Computing, Inc. also entered into a Registration Rights Agreement (the “Lincoln Park Registration Rights Agreement”) with Lincoln Park, pursuant to which the Surviving Company has agreed to file the Lincoln Park Registration Statement with the SEC within forty-five (45) days following the closing of the transactions contemplated by the Business Combination Agreement. Additional information regarding the Purchase Agreement and Lincoln Park Registration Rights Agreement, including potential consequences for existing shareholders, is included in the registration statement on Form S-4 filed by the Company with the SEC on December 22, 2023.

NOTE 9 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than described below, that would have required adjustment or disclosure in the financial statements.
On December 22, 2022, the Company entered into an engagement letter with KPMG LLP (“KPMG”), pursuant to which KPMG will assist the Company in performing due diligence in connection with the initial Business Combination. The Company paid a $275,000 fee in January 2023 to KPMG in connection with this arrangement.
On January 24, 2023, the Company
entered into a letter agreement with Kroll, LLC (“Duff & Phelps”), pursuant to which Duff & Phelps will serve as an independent financial advisor to the Board of the Company and will provide a fairness opinion regarding the initial Business Combination. The Company paid a $50,000 non-refundable
retainer fee in January 2023 to Duff & Phelps in connection with this arrangement.

On
January 24, 2023, the Company entered into an engagement letter with Cassels Brock & Blackwell LLP (“Cassels”), pursuant to which Cassels will represent the Company as Canadian counsel in connection with the initial Business Combination.
On January 25, 2023, the Company issued an unsecured convertible promissory note (the “Note”) in the amount of up to $375,000 to the Sponsor. The proceeds of the Note, which may be drawn down from time to time until the Company consummates the initial Business Combination, will be used for general working capital purposes. On January 2
6
, 2023, the Company drew down $175,000 under the Note
.
On February 3, 2023, the Company entered into an engagement letter with Macfarlanes LLP (“Macfarlanes”), pursuant to which Macfarlanes will represent the Company as English law counsel in connection with the initial Business
Combination.